Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

		REVENUES		ACCOUNTS RECEIVABLE
		Three Months Ended March 31,		At March 31,	At December 31,
		2017	2016	2017	2016
Pressure Pumping and Gulfport	(a)	$31,745,950	$—	$20,470,158	$19,094,509
Muskie and Gulfport	(b)	11,540,419	1,918,078	8,109,288	5,373,007
Panther Drilling and Gulfport	(c)	1,042,377	451,875	1,732,263	1,434,036
Lodging and Grizzly	(d)	264	555	263	274
Bison Drilling and El Toro	(e)	—	371,873	—	—
Panther Drilling and El Toro	(e)	—	170,170	—	—
Bison Trucking and El Toro	(e)	—	130,000	—	—
White Wing and El Toro	(e)	—	20,431	—	—
Energy Services and El Toro	(f)	123,645	—	64,646	108,386
White Wing and Diamondback	(g)	—	1,650	—	—
The Company and 2017 Stingray Companies	(h)	44,206	—	1,865,677	1,363,056
Panther and DBDHT	(i)	5,215	—	86,015	100,450
Other Relationships		—	—	105,077	115,565
		$44,502,076	$3,064,632	$32,433,387	$27,589,283

a.	Pressure Pumping provides pressure pumping, stimulation and related completion services to Gulfport.

b.
Muskie has agreed to sell and deliver, and Gulfport has agreed to purchase, specified annual and monthly amounts of natural sand proppant, subject to certain exceptions specified in the agreement, and pay certain costs and expenses.

c.	Panther Drilling performs drilling services for Gulfport pursuant to a master service agreement.

d.	Lodging provides remote accommodation and food services to Grizzly, an entity owned approximately 75% by affiliates of Wexford and approximately 25% by Gulfport.

e.	The contract land and directional drilling segment provides services for El Toro, an entity controlled by Wexford, pursuant to a master service agreement.

f.	Energy Services performs completion and production services for El Toro pursuant to a master service agreement.

g.	White Wing provides rental services to Diamondback.

h.	The Company provided certain services to the 2017 Stingray Companies.

i.	Panther provides services and materials to DBDHT.

		COST OF REVENUE		ACCOUNTS PAYABLE
		Three Months Ended March 31,		At March 31,	At December 31,
		2017	2016	2017	2016
Panther and DBDHT	(a)	$127,720	$46,554	$115,661	$—
Bison Trucking and Diamondback	(b)	38,132	41,627	10,187	—
Energy Services and Elk City Yard	(c)	26,700	26,700	—	—
The Company and 2017 Stingray Companies	(d)	237,365	2,165	408,458	174,145
Lodging and Dunvegan	(e)	—	—	—	3,199
Bison Trucking and El Toro	(f)	—	—	79	—
		$429,917	$117,046	$534,385	$177,344

		SELLING, GENERAL AND ADMINISTRATIVE COSTS
Consolidated and Everest	(g)	$58,313	$72,324	$16,798	$12,668
Consolidated and Wexford	(h)	233,880	35,921	109,065	13,197
Mammoth and Orange Leaf	(i)	29,510	—	—	—
Lodging and Dunvegan	(e)	2,551	—	886	—
		$324,254	$108,245	$126,749	$25,865
				$661,134	$203,209

a.	Panther rents rotary steerable equipment in connection with its directional drilling services from DBDHT.

b.	Bison Trucking leases office space from Diamondback in Midland, Texas. The office space is leased through early 2017.

c.	Energy Services leases property from Elk City Yard.

d.	The 2017 Stingray Companies provided certain services to the Company and, from time to time, the 2017 Stingray Companies paid for goods and services on behalf of the Company.

e.	Dunvegan provides technical and administrative services and pays for goods and services on behalf of Lodging.

f.	Bison Drilling leases space from El Toro for storage of a rig.

g.	Everest has historically provided office space and certain technical, administrative and payroll services to the Company and the Company has reimbursed Everest in amounts determined by Everest based on estimates of the amount of office space provided and the amount of employees’ time spent performing services for the Company. In 2014, Everest provided personnel to support operational functions in addition to significant technical and advisory support.

h.	Wexford provides certain administrative and analytical services to the Company and, from time to time, the Company pays for goods and services on behalf of Wexford.

i.	Orange Leaf leases office space to Mammoth Inc.